Non-Controlling Interests - Summary of Changes in Non-Controlling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Minority Interest [Line Items]
Beginning Balance	¥ 3,325		¥ 44,832	¥ 5,542
Capital injection from non-controlling interest shareholders			3,600
Income/(Loss) attributable to non-controlling interests	1,934	$ 283	19,759	39,290
Acquisition of subsidiaries	166,718			102,530
Acquisition of additional interest in subsidiaries of non-controlling interests			(64,866)
Disposal of a subsidiary	(1,953)
Ending Balance	170,024	$ 24,894	3,325	44,832
Guangdong Country Garden School ("GCGS")
Minority Interest [Line Items]
Beginning Balance			(329)	(12,796)
Income/(Loss) attributable to non-controlling interests			9,638	12,467
Acquisition of additional interest in subsidiaries of non-controlling interests			(9,309)
Ending Balance				(329)
Huanan Country Garden School ("HCGS")
Minority Interest [Line Items]
Beginning Balance			(4,169)	(6,707)
Income/(Loss) attributable to non-controlling interests			1,613	2,538
Acquisition of additional interest in subsidiaries of non-controlling interests			2,556
Ending Balance				(4,169)
Phoenix City Bilingual School ("PCBS")
Minority Interest [Line Items]
Beginning Balance			8,383	4,061
Income/(Loss) attributable to non-controlling interests			2,249	4,322
Acquisition of additional interest in subsidiaries of non-controlling interests			(10,632)
Ending Balance				8,383
Country Garden Venice Bilingual School ("CGBS")
Minority Interest [Line Items]
Beginning Balance			17,081	12,638
Income/(Loss) attributable to non-controlling interests			100	4,443
Acquisition of additional interest in subsidiaries of non-controlling interests			(17,181)
Ending Balance				17,081
Can-achieve Group
Minority Interest [Line Items]
Income/(Loss) attributable to non-controlling interests	2,338
Acquisition of subsidiaries	113,288
Ending Balance	115,626
Xinqiao Group
Minority Interest [Line Items]
Income/(Loss) attributable to non-controlling interests	1,276
Acquisition of subsidiaries	38,156
Ending Balance	39,432
Others
Minority Interest [Line Items]
Beginning Balance	3,325		23,866	8,346
Capital injection from non-controlling interest shareholders			3,600
Income/(Loss) attributable to non-controlling interests	(1,680)		6,159	15,520
Acquisition of subsidiaries	15,274
Acquisition of additional interest in subsidiaries of non-controlling interests			(30,300)
Disposal of a subsidiary	(1,953)
Ending Balance	¥ 14,966		¥ 3,325	¥ 23,866